Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000141795
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Advisor Class
Trading Symbol	SCYVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCYVX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCYVX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$43	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.93%	[1]
AssetsNet	$ 540,140,787
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,286,675
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$540,140,787
# of Portfolio Holdings	95
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$2,286,675

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	26.2%
Industrials	16.0%
Consumer Discretionary	11.8%
Real Estate	10.7%
Information Technology	8.4%
Materials	6.7%
Energy	5.7%
Utilities	4.2%
Health Care	4.1%
Consumer Staples	2.9%
Communication Services	2.5%
Short-Term Investments	1.8%
Other assets less liabilities	-1.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
TXNM Energy, Inc.	$10,599,329	1.9%
American Healthcare REIT, Inc.	$9,036,183	1.7%
Hanover Insurance Group, Inc. (The)	$8,878,543	1.6%
COPT Defense Properties	$8,565,224	1.6%
Independence Realty Trust, Inc.	$8,512,175	1.6%
O-I Glass, Inc.	$8,472,377	1.6%
JBT Marel Corp.	$8,381,934	1.6%
IDACORP, Inc.	$8,243,592	1.5%
WD-40 Co.	$8,033,456	1.5%
Nicolet Bankshares, Inc.	$8,017,467	1.5%
Total	$86,740,280	16.1%

Material Fund Change [Text Block]
C000141790
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Class A
Trading Symbol	SCAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCAVX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCAVX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.17%	[2]
AssetsNet	$ 540,140,787
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,286,675
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$540,140,787
# of Portfolio Holdings	95
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$2,286,675

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	26.2%
Industrials	16.0%
Consumer Discretionary	11.8%
Real Estate	10.7%
Information Technology	8.4%
Materials	6.7%
Energy	5.7%
Utilities	4.2%
Health Care	4.1%
Consumer Staples	2.9%
Communication Services	2.5%
Short-Term Investments	1.8%
Other assets less liabilities	-1.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
TXNM Energy, Inc.	$10,599,329	1.9%
American Healthcare REIT, Inc.	$9,036,183	1.7%
Hanover Insurance Group, Inc. (The)	$8,878,543	1.6%
COPT Defense Properties	$8,565,224	1.6%
Independence Realty Trust, Inc.	$8,512,175	1.6%
O-I Glass, Inc.	$8,472,377	1.6%
JBT Marel Corp.	$8,381,934	1.6%
IDACORP, Inc.	$8,243,592	1.5%
WD-40 Co.	$8,033,456	1.5%
Nicolet Bankshares, Inc.	$8,017,467	1.5%
Total	$86,740,280	16.1%

Material Fund Change [Text Block]
C000141791
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Class C
Trading Symbol	SCCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCCVX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCCVX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.93%	[3]
AssetsNet	$ 540,140,787
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,286,675
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$540,140,787
# of Portfolio Holdings	95
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$2,286,675

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	26.2%
Industrials	16.0%
Consumer Discretionary	11.8%
Real Estate	10.7%
Information Technology	8.4%
Materials	6.7%
Energy	5.7%
Utilities	4.2%
Health Care	4.1%
Consumer Staples	2.9%
Communication Services	2.5%
Short-Term Investments	1.8%
Other assets less liabilities	-1.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
TXNM Energy, Inc.	$10,599,329	1.9%
American Healthcare REIT, Inc.	$9,036,183	1.7%
Hanover Insurance Group, Inc. (The)	$8,878,543	1.6%
COPT Defense Properties	$8,565,224	1.6%
Independence Realty Trust, Inc.	$8,512,175	1.6%
O-I Glass, Inc.	$8,472,377	1.6%
JBT Marel Corp.	$8,381,934	1.6%
IDACORP, Inc.	$8,243,592	1.5%
WD-40 Co.	$8,033,456	1.5%
Nicolet Bankshares, Inc.	$8,017,467	1.5%
Total	$86,740,280	16.1%

Material Fund Change [Text Block]
C000249214
Shareholder Report [Line Items]
Fund Name	AB Mid Cap Value Portfolio
Class Name	Class Z
Trading Symbol	ABMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Mid Cap Value Portfolio (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABMVX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABMVX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$32	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.67%	[4]
AssetsNet	$ 2,110,266
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,110,266
# of Portfolio Holdings	57
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	19.6%
Financials	15.9%
Real Estate	9.8%
Health Care	9.8%
Consumer Discretionary	8.8%
Information Technology	8.0%
Consumer Staples	7.5%
Utilities	6.7%
Energy	5.9%
Materials	5.9%
Communication Services	1.6%
Short-Term Investments	0.9%
Other assets less liabilities	-0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Ameren Corp.	$75,082	3.6%
Corteva, Inc.	$68,110	3.2%
Alliant Energy Corp.	$66,773	3.2%
Cboe Global Markets, Inc.	$61,633	2.9%
Kenvue, Inc.	$60,463	2.9%
AutoZone, Inc.	$59,728	2.8%
TD SYNNEX Corp.	$53,147	2.5%
Encompass Health Corp.	$53,075	2.5%
Corebridge Financial, Inc.	$52,372	2.5%
Dollar Tree, Inc.	$50,636	2.4%
Total	$601,019	28.5%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized